Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (27,978)	$ 194,181
Items to be reclassified subsequently to net income (loss):
Currency translation adjustment (net of income taxes of $nil)	122,614	(2,805)
Net unrealized gain (loss) on derivative financial instruments designated as cash flow hedges	(18,165)	5,364
Tax impact	4,555	(1,337)
Loss transferred to net income (loss) for derivatives designated as cash flow hedges	3,620	1,786
Tax impact	(924)	(438)
Items that will not be reclassified subsequently to net income (loss):
Actuarial losses on defined benefit pension plans	(133)	(561)
Tax impact	13	155
Other comprehensive income	102,902	3,475
Comprehensive income	74,924	197,656
Attributable to
Shareholders	74,531	197,444
Non-controlling interests	393	212
Comprehensive income	74,924	197,656
Cross-currency interest rate swap
Items to be reclassified subsequently to net income (loss):
Interest rate swap adjustment	(3,839)	1,016
Tax impact	960	(254)
Interest rate swap instrument
Items to be reclassified subsequently to net income (loss):
Interest rate swap adjustment	(7,732)	732
Tax impact	$ 1,933	$ (183)